Financial Instruments at Fair Value Through Profit or Loss	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through profit or loss [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31, 2019	June 30, 2020
Financial assets at fair value through profit or loss (FVTPL) - Non-current
Financial assets mandatorily classified as at FVTPL
Derivative financial assets - warrants (a)	$13,019	$3,765
Derivative financial assets - pre-redemption right (b)	55,237	55,237

	$68,256	$59,002

Financial liabilities at fair value through profit or loss (FVTPL) - Non-current
Financial liabilities at FVTPL
Derivative financial liabilities - conversion right (c)	$262,350	$262,350

a.	In July 2018, the Company acquired warrants to subscribe for ordinary shares of DotBio Pte. Ltd., as detailed in Note 17 (under the heading of “Nanyang Technological University”).

b.
On October 25, 2019, the Company entered into a loan facility agreement with warrants and was entitled to repay at any time prior to expiry of the term, as detailed in Note 14 (under the heading of “October/November 2019 Loan Facility”).

c.	On September 30, 2019, the Company entered into a convertible loan facility, as detailed in Note 14 (under the heading of “Convertible Loan Facility”).
As there was no material difference to the inputs of the valuation techniques and assumptions, the Company determined that the fair value of Derivative financial assets - pre-redemption right and Derivative financial liabilities - conversion right as of June 30, 2020 approximated to their fair values as of December 31, 2019.